Financial Assets and Financial Liabilities - Summary of Total Gains or Losses Recognized in Profit or Loss for The Period (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the period			₩ 0
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period			0
Net gains on financial instruments at fair value through profit or loss
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the period	₩ (364,765)	₩ (107,729)	(376,605)
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period	(45,787)	267,666	(210,742)
Other operating income
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the period	380,172	38,196	124,041
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period	322,839	56,810	₩ 73,711
Net interest income
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the period	0	0
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period	₩ 0	₩ 0